Business Combination - Schedule of Fair Value of Identifiable Intangible Assets Acquired (Details) - HyreCar Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Customer Relationships - Car Renters [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 6,720
Estimated Useful Life	1 year 4 months 24 days
Customer Relationships - Car Owners [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 2,090
Estimated Useful Life	2 years 7 months 6 days
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 490
Estimated Useful Life	7 months 6 days
Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 80
Estimated Useful Life	7 months 6 days